CONTRACT BALANCES - Remaining performance obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
CONTRACT BALANCES
Revenue expected to be recognized	¥ 7,997,909
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,525,645
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,296,684
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,137,459
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
CONTRACT BALANCES
Revenue expected to be recognized	1,004,562
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
CONTRACT BALANCES
Revenue expected to be recognized	735,522
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
CONTRACT BALANCES
Revenue expected to be recognized	¥ 2,298,037
Minimum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Maximum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	14 years